Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Earnings Per Share Anti-Diluted

The following financial instruments were not included in the diluted loss per share calculation for the year ended December 31, 2014 because their effect was anti-dilutive:

As of
December 31, 2014
Stock options	12,450,000
Warrants	875,000
Series C Convertible Preferred	2,200,000
Excluded potentially dilutive securities	15,525,000